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                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C.  20005


                                       March 6, 2002



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:  Alliance High Yield Fund, Inc.
                   (File Nos. 333-18505 and 811-09160)

Dear Sir or Madam:

         On behalf of Alliance High Yield Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 28, 2002.

                                       Sincerely,


                                       /s/ Paul M. Miller
                                       --------------------------
                                           Paul M. Miller
















00250233.AS8